Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated July 22, 2020

to the Currently Effective Statement of Additional Information

Effective immediately, the Statement of Additional Information (“SAI”) for the Fund is amended as follows:

1.	The “Portfolio Holdings Disclosure Policies and Procedures” section of the SAI is deleted in its entirety and replaced with the following paragraphs:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The ETF Holdings Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. Item (iii) above does not preclude the provision of portfolio holdings information not available to other current or prospective Fund shareholders to certain Entities to the extent such information is necessary to facilitate creation unit transactions. These “Entities” are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and market makers and other institutional market participants and entities that provide information for transactional services.

Disclosure of Portfolio Holdings in Accordance with Regulatory Requirements.  Each business day, the Fund’s portfolio holdings information is provided to the Fund’s custodian bank or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janushenderson.com/info the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

Disclosure of Portfolio Holdings as Required by Applicable Law.  The Fund is also required to disclose its complete holdings as an exhibit to its reports on Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free).

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, has the authority to waive one or more provisions of, or make exceptions to, the ETF Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

2.

The “Creation and Redemption of Creation Unit – Costs Associated with Creation Transactions” and “Creation and Redemption of Creation Unit – Costs Associated with Redemption Transactions” sections of the Fund’s SAI are deleted in their entirety.

3.	The following information is inserted immediately following the “Creation and Redemption of Creation Unit – Placement of Redemption Orders” section of the Fund’s SAI:

Costs Associated with Creation and Redemption Transactions

A standard transaction fee (“Standard Fee”) is imposed to offset the transfer and other transaction costs incurred by the Fund associated with the issuance or redemption of Creation Units. The Standard Fee will be charged to the Authorized Participant on the day such Authorized Participant creates or redeems a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. For creations, Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Janus Capital may adjust the Standard Fee from time to time to account for changes in transaction fees associated with in-kind transactions.

In addition to the Standard Fees discussed above, the Fund charges an additional variable fee (“Variable Fee”) for creations and redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash

2

portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by Janus Capital based on analysis of historical transaction cost data and Janus Capital’s view of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. The total transaction fees charged (i.e. the Standard Fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, Janus Capital, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.

The following table shows as of July 1, 2020 (i) the expected creation unit size; (ii) the approximate value of one Creation Unit, (iii) the standard fee, and (iv) the maximum total transaction fee charges for creations and redemptions (as described above):

	Creation Unit Size*	Approximate Value of Creation Unit	Standard Fee**	Maximum Total Transaction Fee***

Janus Henderson Mortgage-Backed Securities ETF	25,000	$1,300,000	$500	3.00% (Create) 2.00% (Redeem)

* Creation Units are a specified number of shares, at least 25,000, and generally multiples of 5,000 above 25,000. Janus Capital may modify the Creation Unit size with prior notification to the Fund’s Authorized Participants.

** Flat fee charged per transaction for one or more Creation Units.

***As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

4.	Under the table titled “Officers” in the “Trustees and Officers” section of the Fund’s SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	7/20-Present	Chief Compliance Officer for Janus Capital Management LLC (since September 2017), Global Head of Investment Management Compliance for Janus Henderson Investors (since 2019). Formerly, Vice President, Head of Global Distribution Compliance and Chief Compliance Officer of Janus Henderson Distributors (May 2017 – September 2017), Vice President, Compliance at Janus Capital Group Inc., Janus Capital Management LLC, and Janus Distributors LLC (2009-2017).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Effective immediately, all references to Susan K. Wold are deleted from the Fund’s SAI.

Please retain this Supplement with your records.

3

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated July 22, 2020

to the Currently Effective Statement of Additional Information

Effective immediately, the Statement of Additional Information (“SAI”) for the Fund is amended as follows:

1.	The “Portfolio Holdings Disclosure Policies and Procedures” section of the SAI is deleted in its entirety and replaced with the following paragraphs:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The ETF Holding Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. Item (iii) above does not preclude the provision of portfolio holdings information not available to other current or prospective Fund shareholders to certain Entities to the extent such information is necessary to facilitate creation unit transactions. These “Entities” are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and market makers and other institutional market participants and entities that provide information for transactional services.

Disclosure of Portfolio Holdings in Accordance with Regulatory Requirements.  Each business day, the Fund’s portfolio holdings information is provided to the Fund’s custodian bank or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janushenderson.com/info the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

Disclosure of Portfolio Holdings as Required by Applicable Law.  The Fund is also required to disclose its complete holdings as an exhibit to its reports on Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free).

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, has the authority to waive one or more provisions of, or make exceptions to, the ETF Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

2.

The “Creation and Redemption of Creation Unit – Costs Associated with Creation Transactions” and “Creation and Redemption of Creation Unit – Costs Associated with Redemption Transactions” sections of the Fund’s SAI are deleted in their entirety.

3.	The following information is inserted immediately following the “Creation and Redemption of Creation Unit – Placement of Redemption Orders” section of the Fund’s SAI:

Costs Associated with Creation and Redemption Transactions

A standard transaction fee (“Standard Fee”) is imposed to offset the transfer and other transaction costs incurred by the Fund associated with the issuance or redemption of Creation Units. The Standard Fee will be charged to the Authorized Participant on the day such Authorized Participant creates or redeems a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. For creations, Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Janus Capital may adjust the Standard Fee from time to time to account for changes in transaction fees associated with in-kind transactions.

In addition to the Standard Fees discussed above, the Fund charges an additional variable fee (“Variable Fee”) for creations and redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by Janus Capital based on analysis of historical transaction cost data and Janus Capital’s view of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. The total transaction fees charged (i.e. the Standard Fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, Janus Capital, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.

The following table shows as of July 1, 2020 (i) the expected creation unit size; (ii) the approximate value of one Creation Unit, (iii) the standard fee, and (iv) the maximum total transaction fee charges for creations and redemptions (as described above):

	Creation Unit Size*	Approximate Value of Creation Unit	Standard Fee**	Maximum Total Transaction Fee***

Janus Henderson Short-Duration Income ETF	50,000	$2,500,000	$500	3.00% (Create) 2.00% (Redeem)
*

Creation Units are a specified number of shares, at least 25,000, and generally multiples of 5,000 above 25,000. Janus Capital may modify the Creation Unit size with prior notification to the Fund’s Authorized Participants.

**	Flat fee charged per transaction for one or more Creation Units.
***	As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

4.	Under the table titled “Officers” in the “Trustees and Officers” section of the Fund’s SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	7/20-Present	Chief Compliance Officer for Janus Capital Management LLC (since September 2017), Global Head of Investment Management Compliance for Janus Henderson Investors (since 2019). Formerly, Vice President, Head of Global Distribution Compliance and Chief Compliance Officer of Janus Henderson Distributors (May 2017 – September 2017), Vice President, Compliance at Janus Capital Group Inc., Janus Capital Management LLC, and Janus Distributors LLC (2009-2017).
*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Effective immediately, all references to Susan K. Wold are deleted from the Fund’s SAI.

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Long-Term Care ETF

Supplement dated July 22, 2020

to the Currently Effective Statement of Additional Information

Effective immediately, the Statement of Additional Information (“SAI”) for the Fund is amended as follows:

1.	The “Portfolio Holdings Disclosure Policies and Procedures” section of the SAI is deleted in its entirety and replaced with the following paragraphs:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The ETF Holdings Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. Item (iii) above does not preclude the provision of portfolio holdings information not available to other current or prospective Fund shareholders to certain Entities to the extent such information is necessary to facilitate creation unit transactions. These “Entities” are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and market makers and other institutional market participants and entities that provide information for transactional services.

Disclosure of Portfolio Holdings in Accordance with Regulatory Requirements.  Each business day, the Fund’s portfolio holdings information is provided to the Fund’s custodian bank or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janushenderson.com/info the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

Disclosure of Portfolio Holdings as Required by Applicable Law.  The Fund is also required to disclose its complete holdings as an exhibit to its reports on Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free).

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, has the authority to waive one or more provisions of, or make exceptions to, the ETF Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

2.

The “Creation and Redemption of Creation Unit – Costs Associated with Creation Transactions” and “Creation and Redemption of Creation Unit – Costs Associated with Redemption Transactions” sections of the Fund’s SAI are deleted in their entirety.

3.	The following information is inserted immediately following the “Creation and Redemption of Creation Unit – Placement of Redemption Orders” section of the Fund’s SAI:

Costs Associated with Creation and Redemption Transactions

A standard transaction fee (“Standard Fee”) is imposed to offset the transfer and other transaction costs incurred by the Fund associated with the issuance or redemption of Creation Units. The Standard Fee will be charged to the Authorized Participant on the day such Authorized Participant creates or redeems a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. For creations, Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Janus Capital may adjust the Standard Fee from time to time to account for changes in transaction fees associated with in-kind transactions.

In addition to the Standard Fees discussed above, the Fund charges an additional variable fee (“Variable Fee”) for creations and redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash

2

portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by Janus Capital based on analysis of historical transaction cost data and Janus Capital’s view of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. The total transaction fees charged (i.e. the Standard Fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, Janus Capital, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.

The following table shows as of July 1, 2020 (i) the expected creation unit size; (ii) the approximate value of one Creation Unit, (iii) the standard fee, and (iv) the maximum total transaction fee charges for creations and redemptions (as described above):

	Creation Unit Size*	Approximate Value of Creation Unit	Standard Fee**	Maximum Total Transaction Fee***

The Long-Term Care ETF	100,000	$2,300,000	$500	3.00% (Create) 2.00% (Redeem)

* Creation Units are a specified number of shares, at least 25,000, and generally multiples of 5,000 above 25,000. Janus Capital may modify the Creation Unit size with prior notification to the Fund’s Authorized Participants.

** Flat fee charged per transaction for one or more Creation Units.

***As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

4.	Under the table titled “Officers” in the “Trustees and Officers” section of the Fund’s SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	7/20-Present	Chief Compliance Officer for Janus Capital Management LLC (since September 2017), Global Head of Investment Management Compliance for Janus Henderson Investors (since 2019). Formerly, Vice President, Head of Global Distribution Compliance and Chief Compliance Officer of Janus Henderson Distributors (May 2017 – September 2017), Vice President, Compliance at Janus Capital Group Inc., Janus Capital Management LLC, and Janus Distributors LLC (2009-2017).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Effective immediately, all references to Susan K. Wold are deleted from the Fund’s SAI.

Please retain this Supplement with your records.

3

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated July 22, 2020

to the Currently Effective Statement of Additional Information

Effective immediately, the Statement of Additional Information (“SAI”) for each Fund is amended as follows:

1.	The “Portfolio Holdings Disclosure Policies and Procedures” section of the SAI is deleted in its entirety and replaced with the following paragraphs:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The ETF Holdings Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. Item (iii) above does not preclude the provision of portfolio holdings information not available to other current or prospective Fund shareholders to certain Entities to the extent such information is necessary to facilitate creation unit transactions. These “Entities” are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and market makers and other institutional market participants and entities that provide information for transactional services.

Disclosure of Portfolio Holdings in Accordance with Regulatory Requirements.  Each business day, the Fund’s portfolio holdings information is provided to the Fund’s custodian bank or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janushenderson.com/info the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

Disclosure of Portfolio Holdings as Required by Applicable Law.  The Fund is also required to disclose its complete holdings as an exhibit to its reports on Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free).

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer, in consultation with the Fund’s Chief Compliance Officer, has the authority to waive one or more provisions of, or make exceptions to, the ETF Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

2.

The “Creation and Redemption of Creation Unit – Costs Associated with Creation Transactions” and “Creation and Redemption of Creation Unit – Costs Associated with Redemption Transactions” sections of each Fund’s SAI are deleted in their entirety.

3.	The following information is inserted immediately following the “Creation and Redemption of Creation Unit – Placement of Redemption Orders” section of each Fund’s SAI:

Costs Associated with Creation and Redemption Transactions

A standard transaction fee (“Standard Fee”) is imposed to offset the transfer and other transaction costs incurred by the Fund associated with the issuance or redemption of Creation Units. The Standard Fee will be charged to the Authorized Participant on the day such Authorized Participant creates or redeems a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. For creations, Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Janus Capital may adjust the Standard Fee from time to time to account for changes in transaction fees associated with in-kind transactions.

In addition to the Standard Fees discussed above, the Fund charges an additional variable fee (“Variable Fee”) for creations and redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash

2

portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by Janus Capital based on analysis of historical transaction cost data and Janus Capital’s view of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. The total transaction fees charged (i.e. the Standard Fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, Janus Capital, in its sole discretion, may adjust a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees.

The following table shows as of July 1, 2020 (i) the expected creation unit size; (ii) the approximate value of one Creation Unit, (iii) the standard fee, and (iv) the maximum total transaction fee charges for creations and redemptions (as described above):

	Creation Unit Size*	Approximate Value of Creation Unit	Standard Fee**	Maximum Total Transaction Fee***

Janus Henderson Small Cap Growth Alpha ETF	50,000	$2,300,000	$700	3.00% (Create) 2.00% (Redeem)

Janus Henderson Small/Mid Cap Growth Alpha ETF	50,000	$2,400,000	$700	3.00% (Create) 2.00% (Redeem)

* Creation Units are a specified number of shares, at least 25,000, and generally multiples of 5,000 above 25,000. Janus Capital may modify the Creation Unit size with prior notification to the Fund’s Authorized Participants.

** Flat fee charged per transaction for one or more Creation Units.

***As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

4.	Under the table titled “Officers” in the “Trustees and Officers” section of each Fund’s SAI, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	7/20-Present	Chief Compliance Officer for Janus Capital Management LLC (since September 2017), Global Head of Investment Management Compliance for Janus Henderson Investors (since 2019). Formerly, Vice President, Head of Global Distribution Compliance and Chief Compliance Officer of Janus Henderson Distributors (May 2017 – September 2017), Vice President, Compliance at Janus Capital Group Inc., Janus Capital Management LLC, and Janus Distributors LLC (2009-2017).

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* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Effective immediately, all references to Susan K. Wold are deleted from each Fund’s SAI.

Please retain this Supplement with your records.

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